UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-04612

Name of Fund:  BlackRock EuroFund

Fund Address:  P.O. Box 9011
	       Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer (principal executive officer), BlackRock EuroFund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock EuroFund

Schedule of Investments as of July 31, 2007 (Unaudited)                                                         (in U.S. dollars)

                Industry                         Shares Held   Common Stocks                                            Value
Belgium - 0.9%  Health Care Technology - 0.9%        414,756   AGFA-Gevaert NV                                    $     8,757,110

                                                               Total Common Stocks in Belgium                           8,757,110


Denmark - 1.6%  Commercial Banks - 1.6%              367,857   Danske Bank A/S                                         15,492,522

                                                               Total Common Stocks in Denmark                          15,492,522


Finland - 1.6%  Electric Utilities - 1.6%            487,760   Fortum Oyj                                              15,735,237

                                                               Total Common Stocks in Finland                          15,735,237


France - 14.2%  Automobiles - 2.1%                   145,308   Renault SA                                              21,000,087

                Commercial Banks - 2.3%              131,776   Societe Generale                                        22,649,601

                Electric Utilities - 2.2%            213,219   Electricite de France SA                                21,596,662

                Insurance - 1.9%                     475,798   AXA SA                                                  18,567,968

                Machinery - 1.6%                      59,516   Vallourec                                               15,395,172

                Oil, Gas & Consumable Fuels - 3.2%   408,475   Total SA                                                32,168,166

                Pharmaceuticals - 0.9%               105,626   Sanofi-Aventis                                           8,847,513

                                                               Total Common Stocks in France                          140,225,169


Germany - 20.6% Air Freight & Logistics - 1.9%       629,212   Deutsche Post AG                                        18,385,227

                Automobiles - 4.6%                   275,161   Bayerische Motoren Werke AG                             17,075,605
                                                     318,923   DaimlerChrysler AG                                      28,885,825
                                                                                                                  ---------------
                                                                                                                       45,961,430

                Chemicals - 2.6%                     362,992   Bayer AG                                                25,695,149

                Diversified Telecommunication      1,099,489   Deutsche Telekom AG                                     18,969,057
                Services - 1.9%

                Electric Utilities - 2.0%            128,559   E.ON AG                                                 20,229,733

                Industrial Conglomerates - 2.6%      204,313   Siemens AG                                              25,859,045

                Insurance - 2.7%                     123,172   Allianz AG Registered Shares                            26,191,915

                Multi-Utilities - 2.3%               210,212   RWE AG                                                  22,329,172

                                                               Total Common Stocks in Germany                         203,620,728


Hungary - 1.3%  Oil, Gas & Consumable Fuels - 1.3%    85,362   Mol Magyar Olaj-es Gazipari Rt.                         13,141,841

                                                               Total Common Stocks in Hungary                          13,141,841


Ireland - 3.5%  Commercial Banks - 1.5%              554,439   Allied Irish Banks Plc                                  14,394,039

                Construction Materials - 2.0%        445,653   CRH Plc                                                 19,779,119

                                                               Total Common Stocks in Ireland                          34,173,158


Italy - 6.5%    Commercial Banks - 4.1%            2,850,285   Banca Intesa SpA                                        21,561,779
                                                   2,235,173   UniCredito Italiano SpA                                 18,954,942
                                                                                                                  ---------------
                                                                                                                       40,516,721

                Oil, Gas & Consumable Fuels - 2.4%   686,332   Eni SpA                                                 24,019,342

                                                               Total Common Stocks in Italy                            64,536,063


Netherlands -  	Metals & Mining - 1.8%               297,608   Arcelor Mittal                                          18,211,598
1.8%
                                                               Total Common Stocks in the Netherlands                  18,211,598


Norway - 3.1%   Industrial Conglomerates - 0.9%      491,553   Orkla ASA                                                9,239,436

                Oil, Gas & Consumable                729,010   Statoil ASA                                             21,545,275
                Fuels - 2.2%

                                                               Total Common Stocks in Norway                           30,784,711


Spain - 5.2%    Commercial Banks - 5.2%              963,514   Banco Bilbao Vizcaya Argentaria SA                      23,587,319
                                                   1,479,643   Banco Santander Central Hispano SA                      28,179,435

                                                               Total Common Stocks in Spain                            51,766,754


Sweden - 2.0%   Diversified Financial                755,626   Investor AB                                             19,545,004
                Services - 2.0%

                                                               Total Common Stocks in Sweden                           19,545,004


Switzerland -   Capital Markets - 4.0%               314,396   Credit Suisse Group                                     20,508,656
10.9%                                                357,598   UBS AG                                                  19,797,088
                                                                                                                  ---------------
                                                                                                                       40,305,744

                Food Products - 2.4%                  60,906   Nestle SA Registered Shares                             23,398,728

                Insurance - 1.3%                     147,755   Swiss Reinsurance Registered Shares                     12,677,745

                Pharmaceuticals - 3.2%               583,892   Novartis AG Registered Shares                           31,494,982

                                                               Total Common Stocks in Switzerland                     107,877,199


United          Aerospace & Defense - 1.9%         2,256,154   BAE Systems Plc                                         19,126,718
Kingdom - 23.9%
                Commercial Banks - 3.7%            1,192,741   Barclays Plc                                            16,753,347
                                                   1,013,324   HBOS Plc                                                19,732,303
                                                                                                                  ---------------
                                                                                                                       36,485,650

                Food Products - 2.7%                 862,096   Unilever Plc                                            26,887,782

                Insurance - 3.0%                     898,948   Aviva Plc                                               12,492,638
                                                   1,210,037   Prudential Plc                                          16,640,734
                                                                                                                  ---------------
                                                                                                                       29,133,372

                Oil, Gas & Consumable                991,665   Royal Dutch Shell Plc Class B                           39,213,387
                Fuels - 4.0%
                Pharmaceuticals - 2.3%               886,400   GlaxoSmithKline Plc                                     22,433,255

                Specialty Retail - 1.0%            1,597,688   Kesa Electricals Plc                                    10,325,161

                Tobacco - 2.0%                       596,088   British American Tobacco Plc                            19,263,154

                Wireless Telecommunication        11,252,312   Vodafone Group Plc                                      33,826,388
                Services - 3.4%
                                                               Total Common Stocks in the United Kingdom              236,694,867

                                                               Total Common Stocks
                                                               (Cost - $747,572,448) - 97.1%                          960,561,961


                                         Beneficial Interest   Short-Term Securities
                                          $        2,139,267   BlackRock Liquidity Series, LLC Cash Sweep
                                                               Series, 5.33% (a)(b)                                     2,139,267

                                                               Total Short-Term Securities
                                                               (Cost - $2,139,267) - 0.2%                               2,139,267

                                                               Total Investments
                                                               (Cost - $749,711,715*)  - 97.3%                        962,701,228
                                                               Other Assets Less Liabilities - 2.7%                    26,353,152
                                                                                                                  ---------------
                                                               Net Assets - 100.0%                                $   989,054,380
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $         763,769,610
                                              =====================
    Gross unrealized appreciation             $         208,188,999
    Gross unrealized depreciation                       (9,257,381)
                                              ---------------------
    Net unrealized appreciation               $         198,931,618
                                              =====================

(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
        Cash Sweep Series                   $   (22,157,407)     $   968,184


(b) Represents the current yield as of July 31, 2007.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as of July 31, 2007 were as follows:

    Foreign                                    Settlement         Unrealized
    Currency Sold                                 Date           Depreciation

    HUF     231,013,794                       August 2007        $      (993)
                                                                 ------------
    Total Unrealized Depreciation on Forward Foreign
    Exchange Contracts--Net (USD Commitment - $1,249,061)        $      (993)
                                                                 ============

  o Currency Abbreviations:
    HUF   Hungarian Forint
    USD   U.S. Dollar


Item 2 -   Controls and Procedures

2(a) - 	   The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock EuroFund


By:	/s/ Robert C. Doll, Jr.
	-----------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock EuroFund


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	-----------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock EuroFund


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
	Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
        BlackRock EuroFund


Date: September 20, 2007